General (Narrative) (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 12, 2021 USD ($) ADS $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares
Disclosure Of General Information [Line Items]
Number of shares issued | shares	6,359,480	125,770,000	79,866,000	19,870,000	15,447,000
Proceeds from issuing of shares		$ 0	$ 222	$ 0
Retained earnings		$ (36,971)	$ (18,949)
Initial Public Offering | Ordinary shares
Disclosure Of General Information [Line Items]
Number of shares issued | shares	27,212,710
Initial Public Offering | ADS
Disclosure Of General Information [Line Items]
Number of ADS units issued | ADS	2,721,271
Public offering price per ADS | $ / shares	$ 10.30
Gross proceeds from shares issued	$ 28,000
Proceeds from issuing of shares	$ 24,700